Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110

March 27, 2020

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0102

Re:          Green Century Funds (the “Trust”)
(File No. 33-41692)

Ladies and Gentlemen:

On behalf of the Trust, we are filing, pursuant to the Securities Exchange Act of 1934 (“1934 Act”) and the Investment Company Act of 1940, a preliminary proxy statement on Schedule 14A, including a notice of special meeting of shareholders of the Trust and a form of proxy card.

The special meeting is being called to approve a new sub-advisory agreement.

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to shareholders on or about April 22, 2020.

Please contact me at 617-951-8458 with questions or comments regarding this filing.

Sincerely,

/s/ Jeremy Kantrowitz
Jeremy Kantrowitz